Basic and Diluted Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Common Equivalent Shares were Excluded From Diluted Net Loss Per Share Calculation because their Inclusion would have been Anti-Dilutive

The following common equivalent shares were excluded from the diluted net loss per share calculation because their inclusion would have been anti-dilutive:

	Year Ended December 31,
	2016	2015	2014
Stock options	1,884,425	1,821,722	699,662
Shares to be issued under ESPP	83,790	—	—
Series A-1 preferred stock warrants	—	130,384	130,384
Convertible preferred stock	—	8,354,963	8,354,963
Total	1,968,215	10,307,069	9,185,009

Schedule of Common Stock Reserved

The amount of such shares of the Company’s common stock reserved for these purposes at December 31, 2016 is as follows:

Number of Shares
Stock options issued and outstanding	1,884,425
Additional shares available for grant under equity plans	2,505,483
Total	4,389,908